Balance Sheet Components Movement of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BALANCE SHEET COMPONENTS [Abstract]
Balance at the beginning of year	$ 5,663	$ 4,841	$ 3,976
Additional provision for bad debt, net of recoveries	15,659	9,076	7,109
Write-offs	(3,848)	(8,634)	(5,992)
Exchange difference	(556)	380	(252)
Balance at the end of year	$ 16,918	$ 5,663	$ 4,841